Trade and other receivables	9 Months Ended
Sep. 30, 2021
Trade and other receivables

5. Trade and other receivables

	September 30, 2021	December 31, 2020
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2020 - $55))	459	1,190
Value added tax and income tax receivable	428	468
Other	23	23
	910	1,681